Investment Securities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 securities	Dec. 31, 2012 securities
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions [Abstract]
Number of securities, less than 12 months	241	46
Number of securities, 12 months or more	11	4
Number of securities, total	252	50
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	$ 1,759	$ 100
Estimated Fair Value, 12 months or more	123	73
Estimated Fair Value, Total	1,882	173
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(67)	(1)
Gross Unrealized Losses, 12 months or more	(17)	(4)
Gross Unrealized Losses, Total	(84)	(5)
Ratio Of Fair Value To Amortized Cost Between Ninety And One Hundred Percent [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions [Abstract]
Number of securities, less than 12 months	228	46
Number of securities, 12 months or more	6	4
Number of securities, total	234	50
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	1,665	100
Estimated Fair Value, 12 months or more	24	73
Estimated Fair Value, Total	1,689	173
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(53)	(1)
Gross Unrealized Losses, 12 months or more	(2)	(4)
Gross Unrealized Losses, Total	(55)	(5)
Ratio Of Fair Value To Amortized Cost Less Than Ninety Percent [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions [Abstract]
Number of securities, less than 12 months	13
Number of securities, 12 months or more	5
Number of securities, total	18
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	94
Estimated Fair Value, 12 months or more	99
Estimated Fair Value, Total	193
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(14)
Gross Unrealized Losses, 12 months or more	(15)
Gross Unrealized Losses, Total	$ (29)